UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

RPAR Risk Parity ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2025

RPAR Risk Parity ETF

Ticker : RPAR (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rparetf.com/rpar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$25	0.48%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$514,973
Number of Holdings	101
Net Advisory Fees Paid	$1,253,233
Portfolio Turnover	10%

Sector/Security Type Breakdown - Investments

(% of Total Net Assets)

Security Type Breakdown -

Other Financial Instruments

(% of Total Net Assets)

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(Percentage of Total Net Assets)
Vanguard Total Stock Market ETF	12.7
United States Treasury Bill, 4.20%, 07/10/2025	10.3
SPDR Gold MiniShares Trust	9.7
Vanguard FTSE Emerging Markets ETF	7.6
Vanguard FTSE Developed Markets ETF	5.0
United States Treasury Inflation Indexed Bonds, 2.13%, 02/15/2041	3.5
First American Government Obligations Fund - Class X	3.5
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/2045	3.4
United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	3.2
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	3.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://rparetf.com/rpar.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

UPAR Ultra Risk Parity ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2025

UPAR Ultra Risk Parity ETF

Ticker : UPAR (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$33	0.63%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$57,916
Number of Holdings	103
Net Advisory Fees Paid	$188,611
Portfolio Turnover	13%

Sector/Security Type Breakdown - Investments

(% of Total Net Assets)

Security Type Breakdown -

Other Financial Instruments

(% of Total Net Assets)

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(Percentage of Total Net Assets)
SPDR Gold MiniShares Trust	13.4
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046	4.9
Vanguard FTSE Emerging Markets ETF	4.8
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045	4.6
United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	4.3
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	4.3
United States Treasury Inflation Indexed Bonds, 0.63%, 02/15/2043	4.2
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042	4.1
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2048	3.6
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2049	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/upar.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

June 30, 2025 (Unaudited)

Tidal Trust I

●	RPAR Risk Parity ETF	| RPAR | NYSE Arca, Inc.
●	UPAR Ultra Risk Parity ETF	| UPAR | NYSE Arca, Inc.

Evoke ETFs

Schedule of Investments	RPAR Risk Parity ETF
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 35.0%	Shares	Value
SPDR Gold MiniShares Trust (a)	762,170	$49,937,378
Vanguard FTSE Developed Markets ETF	451,084	25,716,299
Vanguard FTSE Emerging Markets ETF	795,549	39,347,854
Vanguard Total Stock Market ETF	214,367	65,152,562
TOTAL EXCHANGE TRADED FUNDS (Cost $148,240,912)		180,154,093

U.S. TREASURY SECURITIES - 34.6%	Par
U.S. Treasury Inflation Indexed Bonds - TIPS
2.13%, 02/15/2041	$12,681,466	12,451,782
0.75%, 02/15/2042	20,856,666	16,259,316
0.63%, 02/15/2043	20,435,564	15,257,358
1.38%, 02/15/2044	21,527,678	18,149,116
0.75%, 02/15/2045	21,773,481	15,965,533
1.00%, 02/15/2046	22,789,862	17,344,782
0.88%, 02/15/2047	21,365,368	15,553,490
1.00%, 02/15/2048	18,254,088	13,490,437
1.00%, 02/15/2049	15,091,556	11,004,239
0.25%, 02/15/2050	12,966,826	7,574,624
0.13%, 02/15/2051	11,895,273	6,522,447
0.13%, 02/15/2052	11,467,333	6,164,750
1.50%, 02/15/2053	7,074,090	5,635,331
2.13%, 02/15/2054	12,445,911	11,452,419
2.38%, 02/15/2055	5,756,102	5,593,273
TOTAL U.S. TREASURY SECURITIES (Cost $271,709,273)		178,418,897

COMMON STOCKS - 15.1%	Shares
Biotechnology - 0.5%
Corteva, Inc.	31,443	2,343,447

Building Materials - 0.1%
Geberit AG	675	529,146

Chemicals - 1.0%
CF Industries Holdings, Inc.	7,113	654,396
Ecolab, Inc.	4,702	1,266,907
FMC Corp.	6,638	277,137
Nutrien Ltd.	22,963	1,335,371
PhosAgro PJSC - GDR (a)(b)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR (a)(c)	13,512	476,568
The Mosaic Co.	16,608	605,860
Yara International ASA	13,677	502,766
		5,119,005

Electrical Components & Equipment - 0.1%
Goldwind Science & Technology Co. Ltd. - Class H	394,766	375,656

Energy - Alternate Sources - 0.5%
Enphase Energy, Inc. (a)	11,428	453,120
First Solar, Inc. (a)	6,486	1,073,693
Flat Glass Group Co. Ltd. - Class H	235,057	263,803
Vestas Wind Systems AS	63,777	953,474
		2,744,090

Energy-Alternate Sources - 0.1%
Nordex SE (a)	15,131	298,748

Environmental Control - 0.1%
Pentair PLC	2,917	299,459

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	RPAR Risk Parity ETF
June 30, 2025 (Unaudited)

Food - 0.1%
Salmar ASA	6,637	286,475

Iron & Steel - 0.6%
Fortescue Ltd.	138,594	1,387,847
Vale S.A. - ADR	197,398	1,916,735
		3,304,582

Machinery - Diversified - 1.8%
AGCO Corp.	4,231	436,470
CNH Industrial NV	57,229	741,688
Deere & Co.	13,074	6,647,998
Kubota Corp.	54,605	613,170
The Toro Co.	5,850	413,478
Xylem, Inc.	4,814	622,739
		9,475,543

Mining - 4.7%
Antofagasta PLC	39,494	979,313
BHP Group Ltd. - ADR (c)	102,718	4,939,709
Boliden AB (a)	9,423	291,774
Cameco Corp.	16,235	1,203,258
CMOC Group Ltd. - Class H	1,093,580	1,111,690
First Quantum Minerals Ltd. (a)	35,504	629,419
Freeport-McMoRan, Inc.	59,494	2,579,065
Glencore PLC	499,801	1,942,384
GMK Norilskiy Nickel PAO - ADR (a)(b)	181,762	0
Ivanhoe Mines Ltd. - Class A (a)	55,121	413,256
Jiangxi Copper Co. Ltd. - Class H	166,231	322,721
Lundin Mining Corp.	34,102	357,890
NAC Kazatomprom JSC - GDR	9,411	406,555
Rio Tinto PLC - ADR	74,926	4,370,434
South32 Ltd.	226,342	431,650
Southern Copper Corp.	33,576	3,396,890
Sumitomo Metal Mining Co. Ltd.	10,472	258,094
Teck Resources Ltd. - Class B	19,833	800,442
		24,434,544

Oil & Gas - 5.3%
Aker BP ASA (c)	8,874	226,066
BP PLC - ADR	37,118	1,110,942
Canadian Natural Resources Ltd.	31,650	992,759
Cenovus Energy, Inc.	23,384	317,556
Chevron Corp.	24,282	3,476,939
ConocoPhillips	18,197	1,632,999
Coterra Energy, Inc.	9,176	232,887
Devon Energy Corp.	7,679	244,269
Diamondback Energy, Inc.	3,947	542,318
Ecopetrol S.A. - ADR (c)	27,176	240,508
Eni S.p.A. - ADR (c)	22,286	722,512
EOG Resources, Inc.	8,010	958,076
EQT Corp.	9,445	550,832
Equinor ASA - ADR (c)	41,842	1,051,908
Expand Energy Corp.	3,905	456,651
Exxon Mobil Corp.	55,281	5,959,292
Gazprom PJSC - ADR (a)(b)	523,190	0
Hess Corp.	4,689	649,614
Imperial Oil Ltd.	7,085	561,711
Inpex Corp.	17,154	240,485
LUKOIL PJSC - ADR (a)(b)	31,173	0
Novatek PJSC - GDR (a)(b)	13,358	0

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	RPAR Risk Parity ETF
June 30, 2025 (Unaudited)

Occidental Petroleum Corp.	15,225	639,602
OMV AG	4,604	249,575
Repsol SA	16,168	236,001
Rosneft Oil Co. PJSC - GDR (a)(b)	488,696	0
Shell PLC - ADR	42,514	2,993,411
Suncor Energy, Inc.	18,652	697,280
TotalEnergies SE - ADR	32,328	1,984,616
Tourmaline Oil Corp.	4,544	218,791
Woodside Energy Group Ltd.	23,383	362,108
		27,549,708

Water - 0.2%
American Water Works Co., Inc.	3,717	517,072
Veolia Environnement S.A.	12,531	444,961
		962,033
TOTAL COMMON STOCKS (Cost $108,996,946)		77,722,436

SHORT-TERM INVESTMENTS - 15.3%
Investments Purchased with Proceeds from Securities Lending - 1.4%
First American Government Obligations Fund - Class X, 4.25% (c)(d)	7,282,695	7,282,695

Money Market Funds - 3.5%
First American Government Obligations Fund - Class X, 4.25% (d)	18,070,846	18,070,846

U.S. Treasury Bills - 10.4%	Par
4.20%, 07/10/2025 (e)	$53,290,000	53,234,268
TOTAL SHORT-TERM INVESTMENTS (Cost $78,588,119)		78,587,809

TOTAL INVESTMENTS - 100.0% (Cost $607,535,250)		514,883,235
Other Assets in Excess of Liabilities - 0.0% (f)		89,359
TOTAL NET ASSETS - 100.0%		$514,972,594

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

GDR - Global Depositary Receipt

JSC - Joint Stock Company

PJSC - Public Joint Stock Company

PLC - Public Limited Company

TIPS - Treasury Inflation-Protected Securities

(a)	Non-income producing security.

(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $7,056,563 which represented 1.4% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(e)	The rate shown is the annualized effective yield as of June 30, 2025.

(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Futures Contracts	RPAR Risk Parity ETF
June 30, 2025 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc as of June 30, 2025:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	786	09/19/2025	$88,130,250	$1,475,868
U.S. Treasury Ultra Bonds	749	09/19/2025	89,224,625	2,875,871
Net Unrealized Appreciation (Depreciation)				$4,351,739

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	UPAR Ultra Risk Parity ETF
June 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 47.9%	Par	Value
U.S. Treasury Inflation Indexed Bonds - TIPS
2.13%, 02/15/2041	$1,980,518	$1,944,647
0.75%, 02/15/2042	3,185,784	2,483,555
0.63%, 02/15/2043	3,193,842	2,384,548
1.38%, 02/15/2044	3,369,550	2,840,731
0.75%, 02/15/2045	3,408,450	2,499,266
1.00%, 02/15/2046	3,510,611	2,671,836
0.88%, 02/15/2047	3,355,574	2,442,779
1.00%, 02/15/2048	2,852,852	2,108,362
1.00%, 02/15/2049	2,326,583	1,696,464
0.25%, 02/15/2050	1,995,184	1,165,495
0.13%, 02/15/2051	1,858,097	1,018,837
0.13%, 02/15/2052	1,791,951	963,339
1.50%, 02/15/2053	1,105,091	880,332
2.13%, 02/15/2054	1,945,229	1,789,951
2.38%, 02/15/2055	898,692	873,270
TOTAL U.S. TREASURY SECURITIES (Cost $29,876,258)		27,763,412

EXCHANGE TRADED FUNDS - 23.9%	Shares
SPDR Gold MiniShares Trust (a)	118,485	7,763,137
Vanguard Extended Market ETF	9,592	1,848,474
Vanguard FTSE Developed Markets ETF	25,456	1,451,247
Vanguard FTSE Emerging Markets ETF	56,389	2,789,000
TOTAL EXCHANGE TRADED FUNDS (Cost $9,814,236)		13,851,858

COMMON STOCKS - 21.0%
Biotechnology - 0.6%
Corteva, Inc.	4,959	369,594

Building Materials - 0.1%
Geberit AG	96	75,256

Chemicals - 1.4%
CF Industries Holdings, Inc.	1,139	104,788
Ecolab, Inc.	696	187,530
FMC Corp.	775	32,357
Nutrien Ltd.	3,636	211,445
PhosAgro PJSC - GDR (a)(b)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR (a)	2,286	80,627
The Mosaic Co.	2,190	79,891
Yara International ASA	2,326	85,504
		782,142

Electrical Components & Equipment - 0.1%
Goldwind Science & Technology Co. Ltd. - Class H	61,148	58,188

Energy - Alternate Sources - 0.8%
Enphase Energy, Inc. (a)	1,756	69,625
First Solar, Inc. (a)	1,212	200,635
Flat Glass Group Co. Ltd. - Class H	36,205	40,633
Ming Yang Smart Energy Group Ltd. - GDR	17	117
Vestas Wind Systems AS	10,247	153,194
		464,204

Energy-Alternate Sources - 0.1%
Nordex SE (a)	2,365	46,695

Environmental Control - 0.1%
Pentair PLC	492	50,509

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	UPAR Ultra Risk Parity ETF
June 30, 2025 (Unaudited)

Food - 0.1%
Salmar ASA	1,157	49,940

Iron & Steel - 0.9%
Fortescue Ltd.	21,882	219,121
Vale S.A. - ADR	30,931	300,340
		519,461

Machinery - Diversified - 2.5%
AGCO Corp.	576	59,420
CNH Industrial NV	9,147	118,545
Deere & Co.	1,978	1,005,793
Kubota Corp.	10,078	113,168
The Toro Co.	820	57,958
Xylem, Inc.	695	89,905
		1,444,789

Mining - 6.5%
Antofagasta PLC	6,011	149,052
BHP Group Ltd. - ADR	15,118	727,025
Boliden AB (a)	1,545	47,839
Cameco Corp.	2,544	188,549
CMOC Group Ltd. - Class H	169,334	172,138
First Quantum Minerals Ltd. (a)	5,045	89,438
Freeport-McMoRan, Inc.	9,322	404,109
Glencore PLC	79,286	308,130
GMK Norilskiy Nickel PAO - ADR (a)(b)	3,990	0
Ivanhoe Mines Ltd. - Class A (a)	10,467	78,474
Jiangxi Copper Co. Ltd. - Class H	26,217	50,898
Lundin Mining Corp.	5,343	56,073
NAC Kazatomprom JSC - GDR	1,729	74,693
Rio Tinto PLC - ADR	11,647	679,369
South32 Ltd.	29,788	56,808
Southern Copper Corp.	5,261	532,235
Sumitomo Metal Mining Co. Ltd.	1,691	41,676
Teck Resources Ltd. - Class B	3,192	128,826
		3,785,332

Oil & Gas - 7.5%
Aker BP ASA	1,387	35,334
BP PLC - ADR	5,777	172,906
Canadian Natural Resources Ltd.	4,513	141,558
Cenovus Energy, Inc.	3,797	51,564
Chevron Corp.	4,014	574,765
ConocoPhillips	2,851	255,849
Coterra Energy, Inc.	1,403	35,608
Devon Energy Corp.	1,246	39,635
Diamondback Energy, Inc.	655	89,997
Ecopetrol S.A. - ADR	4,494	39,772
Eni S.p.A. - ADR	3,277	106,240
EOG Resources, Inc.	1,235	147,718
EQT Corp.	1,281	74,708
Equinor ASA - ADR	6,459	162,379
Expand Energy Corp.	649	75,894
Exxon Mobil Corp.	9,129	984,106
Gazprom PJSC - ADR (a)(b)	11,925	0
Hess Corp.	634	87,834
Imperial Oil Ltd.	1,158	91,808
Inpex Corp.	2,709	37,978
LUKOIL PJSC - ADR (a)(b)	818	0

The accompanying notes are an integral part of these financial statements.	6

Schedule of Investments	UPAR Ultra Risk Parity ETF
June 30, 2025 (Unaudited)

Novatek PJSC - GDR (a)(b)	329	0
Occidental Petroleum Corp.	2,192	92,086
OMV AG	719	38,976
Repsol SA	2,527	36,886
Rosneft Oil Co. PJSC - GDR (a)(b)	10,479	0
Shell PLC - ADR	6,584	463,580
Suncor Energy, Inc.	2,708	101,235
TotalEnergies SE - ADR	5,280	324,139
Tourmaline Oil Corp.	677	32,597
Woodside Energy Group Ltd.	3,796	58,785
		4,353,937

Water - 0.3%
American Water Works Co., Inc.	575	79,988
Veolia Environnement S.A.	2,149	76,309
		156,297
TOTAL COMMON STOCKS (Cost $13,844,819)		12,156,344

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund - Class X, 4.25% (c)	1,712,513	1,712,513
TOTAL SHORT-TERM INVESTMENTS (Cost $1,712,513)		1,712,513

TOTAL INVESTMENTS - 95.8% (Cost $55,247,826)		55,484,127
Other Assets in Excess of Liabilities - 4.2%		2,432,063
TOTAL NET ASSETS - 100.0%		$57,916,190

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

GDR - Global Depositary Receipt

JSC - Joint Stock Company

PJSC - Public Joint Stock Company

PLC - Public Limited Company

TIPS - Treasury Inflation-Protected Securities

(a)	Non-income producing security.

(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.	7

Schedule of Futures Contracts	UPAR Ultra Risk Parity ETF
June 30, 2025 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc as of June 30, 2025:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	19	09/19/2025	$2,547,615	$67,066
MSCI Emerging Markets Index	54	09/19/2025	3,330,450	107,988
S&P 500 Index	266	09/19/2025	8,317,488	217,882
U.S. Treasury 10 Year Notes	122	09/19/2025	13,679,250	223,852
U.S. Treasury Ultra Bonds	117	09/19/2025	13,937,625	447,044
Net Unrealized Appreciation (Depreciation)				$1,063,832

The accompanying notes are an integral part of these financial statements.	8

Statements of Assets and Liabilities	Evoke ETFs

June 30, 2025 (Unaudited)

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
ASSETS:
Investments, at value (Note 2)	$514,883,235	$55,484,127
Deposit at broker for futures contracts	7,886,827	2,222,226
Unrealized appreciation on futures contracts	4,351,739	1,063,832
Interest receivable	938,603	138,137
Dividends receivable	362,362	25,929
Foreign currency, at value (Note 2)	113,900	—
Dividend tax reclaims receivable	48,673	6,670
Security lending income receivable (Note 6)	11,438	—
Total assets	528,596,777	58,940,921

LIABILITIES:
Payable upon return of securities loaned (Note 6)	7,282,695	—
Distributions payable	6,137,820	994,950
Payable to adviser (Note 4)	203,668	29,771
Payable to custodian foreign currency, at value (Note 2)	—	10
Total liabilities	13,624,183	1,024,731
NET ASSETS	$514,972,594	$57,916,190

NET ASSETS CONSISTS OF:
Paid-in capital	$878,133,475	$67,312,525
Total accumulated losses	(363,160,881)	(9,396,335)
Total net assets	$514,972,594	$57,916,190

Net assets	$514,972,594	$57,916,190
Shares issued and outstanding(a)	25,800,000	4,125,000
Net asset value per share	$19.96	$14.04

COST:
Investments, at cost	$607,535,250	$55,247,826
Foreign currency, at cost	$113,053	$—

PROCEEDS:	—	(9)
Foreign currency	$—	$9

LOANED SECURITIES:	$7,056,563	$—
at value (included in investments)	$7,056,563	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	9

Statements of Operations	Evoke ETFs

For the Six-Months Ended June 30, 2025 (Unaudited)

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
INVESTMENT INCOME:
Interest income	$5,305,593	$938,051
Dividend income	2,476,865	296,885
Securities lending income (Note 6)	68,667	—
Other income	79	—
Less: Issuance fees	(9,379)	(1,720)
Less: Dividend withholding taxes	(58,756)	(10,303)
Total investment income	7,783,069	1,222,913

EXPENSES:
Investment advisory fee (Note 4)	1,305,451	194,599
Interest expense (Note 9)	198	1,126
Other expenses and fees	190	221
Total expenses	1,305,839	195,946
Expense reimbursement by Adviser (Note 4)	(52,218)	(5,988)
Net expenses	1,253,621	189,958
NET INVESTMENT INCOME	6,529,448	1,032,955

REALIZED AND UNREALIZED GAIN
(LOSS)	35,700,396	5,036,417
Net realized gain (loss) from:	(11,299,799)	(618,839)
Investments	(3,046,628)	641,961
Futures contracts	(8,257,540)	(1,261,553)
Foreign currency transactions	4,369	753
Net realized gain (loss)	(11,299,799)	(618,839)
Net change in unrealized appreciation (depreciation) on:	47,000,195	5,655,256
Investments	35,505,711	2,817,857
Futures contracts	11,484,808	2,837,382
Foreign currency translation	9,676	18
Net change in unrealized appreciation
(depreciation)	47,000,195	5,655,257
Net realized and unrealized gain (loss)	35,700,396	5,036,418
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$42,229,844	$6,069,373

The accompanying notes are an integral part of these financial statements.	10

Statements of Changes in Net Assets	Evoke ETFs

	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF
	Period ended June 30, 2025 (Unaudited)	Year ended December 31, 2024	Period ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$6,529,448	$14,571,908	$1,032,955	$2,444,819
Net realized gain (loss)	(11,299,799)	(2,733,887)	(618,839)	3,459,948
Net change in unrealized appreciation (depreciation)	47,000,195	(10,471,576)	5,655,257	(7,475,339)
Net increase (decrease) in net assets from operations	42,229,844	1,366,445	6,069,373	(1,570,572)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,529,448)	(14,473,451)	(1,032,955)	(2,451,317)
From return of capital	(1,908,847)	—	(380,960)	—
Total distributions to shareholders	(8,438,295)	(14,473,451)	(1,413,915)	(2,451,317)

CAPITAL TRANSACTIONS:
Subscriptions	27,798,398	31,831,410	5,499,711	2,798,522
Redemptions	(75,941,175)	(128,744,565)	(15,895,207)	(31,158,863)
Net increase (decrease) in net assets from capital transactions	(48,142,777)	(96,913,155)	(10,395,496)	(28,360,341)

NET INCREASE (DECREASE) IN NET ASSETS	(14,351,228)	(110,020,161)	(5,740,038)	(32,382,230)

NET ASSETS:
Beginning of the period	529,323,822	639,343,983	63,656,228	96,038,458
End of the period	$514,972,594	$529,323,822	$57,916,190	$63,656,228

SHARES TRANSACTIONS
Subscriptions	1,425,000	1,650,000	400,000	200,000
Redemptions	(3,900,000)	(6,675,000)	(1,200,000)	(2,275,000)
Total increase (decrease) in shares outstanding	(2,475,000)	(5,025,000)	(800,000)	(2,075,000)

The accompanying notes are an integral part of these financial statements.	11

Financial Highlights	Evoke ETFs

For a share outstanding throughout the periods presented

RPAR Risk Parity ETF

	Six-Months ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a)		Year Ended November 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$18.72		$19.20		$18.65		$25.10	$25.10		$23.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.24		0.46		0.54		0.77	0.10		0.48
Net realized and unrealized gain (loss) on investments(d)	1.32		(0.47)		0.61		(6.47)	0.22		1.88
Total from investment operations	1.56		(0.01)		1.15		(5.70)	0.32		2.36

LESS DISTRIBUTIONS FROM:	(0.32)		(0.47)		—		—	—		—
Net investment income	(0.25)		(0.47)		(0.60)		(0.75)	(0.32)		(0.26)
Return of capital	(0.07)		—		—		—	—		—
Total distributions	(0.32)		(0.47)		(0.60)		(0.75)	(0.32)		(0.26)
Net asset value, end of period	$19.96		$18.72		$19.20		$18.65	$25.10		$25.10

TOTAL RETURN(e)	8.36%		-0.11%		6.32%		-22.81%	1.29%		10.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$514,973		$529,324		$639,344		$948,172	$1,634,169		$1,549,276
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.50%		0.50%		0.50%		0.50%	0.50%		0.50%
After expense reimbursement/recoupment(f)(g)	0.48%		0.48%		0.48%		0.48%	0.47%		0.47%
Ratio of interest expense on futures contracts to average net assets(f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.01%	0.00	%(h)	0.00	%(h)
Ratio of operational expenses to average net assets excluding dividends and interest expense(f)(g)	0.48%		0.48%		0.48%		0.48%	0.47%		0.47%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(f)(g)	2.48%		2.34%		2.83%		3.65%	4.69%		1.96%
After expense reimbursement/recoupment(f)(g)	2.50%		2.36%		2.85%		3.67%	4.72%		1.99%
Portfolio turnover rate(e)(i)	10%		9%		14%		28%	1	%(e)	16%

(a)	The Fund changed its fiscal year end from November 30 to December 31. The information presented is from December 1, 2021 to December 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	12

Financial Highlights	Evoke ETFs

For a share outstanding throughout the periods presented

UPAR Ultra Risk Parity ETF

	Six-Months ended June 30, 2025 (Unaudited)		Year ended December 31, 2024		Year ended December 31, 2023		Period ended December 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$12.93		$13.72		$13.26		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.23		0.41		0.43		0.70
Net realized and unrealized gain (loss) on investments(d)	1.21		(0.77)		0.45		(6.81)
Total from investment operations	1.44		(0.36)		0.88		(6.11)

LESS DISTRIBUTIONS FROM:	(0.33)		(0.43)		—		—
Net investment income	(0.24)		(0.43)		(0.42)		(0.59)
Return of capital	(0.09)		—		—		(0.04)
Total distributions	(0.33)		(0.43)		(0.42)		(0.63)
Net asset value, end of period	$14.04		$12.93		$13.72		$13.26

TOTAL RETURN(e)	11.24%		-2.78%		6.74%		-30.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,916		$63,656		$96,038		$117,694
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.65%		0.65%		0.65%		0.65%
After expense reimbursement/recoupment(f)(g)	0.63%		0.63%		0.63%		0.62%
Ratio of interest expense on futures contracts to average net assets(f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratio of operational expenses to average net assets excluding dividends and interest expense(f)(g)	0.63%		0.63%		0.63%		0.62%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(f)(g)	3.43%		2.94%		3.23%		4.81%
After expense reimbursement/recoupment(f)(g)	3.45%		2.96%		3.25%		4.84%
Portfolio turnover rate(e)(i)	13%		12%		36%		39%

(a)	Inception date of the Fund was January 3, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	13

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF are each a series of shares (each, a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF are each a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The RPAR Risk Parity ETF commenced operations on December 12, 2019 and the UPAR Ultra Risk Parity ETF commenced operations on January 3, 2022.

The investment objective of each Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2025:

RPAR Risk Parity ETF

Assets:	Level 1	Level 2	Level 3		Total
Investments:
Exchange Traded Funds	$180,154,093	$—	$—		$180,154,093
U.S. Treasury Securities	—	178,418,897	—		178,418,897
Common Stocks(a)	77,722,436	—	0	(b)	77,722,436
Investments Purchased with Proceeds from Securities Lending	7,282,695	—	—		7,282,695
Money Market Funds	18,070,846	—	—		18,070,846
U.S. Treasury Bills	—	53,234,268	—		53,234,268
Total Investments	$283,230,070	$231,653,165	$0	(b)	$514,883,235

(a) Refer to the Schedule of Investments for industry classifications.

(b) The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Other Financial Instruments:
Futures Contracts*	$4,351,739	$—	$—	$4,351,739
Total Other Financial Instruments	$4,351,739	$—	$—	$4,351,739

* The fair value of the Fund’s other financial instruments represents the unrealized appreciation (depreciation) as of June 30, 2025.

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of December 31, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of June 30, 2025	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2025:	$—

UPAR Ultra Risk Parity ETF

Assets:	Level 1	Level 2	Level 3		Total
Investments:
U.S. Treasury Securities	$—	$27,763,412	$—		$27,763,412
Exchange Traded Funds	13,851,858	—	—		13,851,858
Common Stocks(a)	12,156,344	—	0	(b)	12,156,344
Money Market Funds	1,712,513	—	—		1,712,513
Total Investments	$27,720,715	$27,763,412	$0	(b)	$55,484,127

(a)	Refer to the Schedule of Investments for industry classifications.

(b)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Other Financial Instruments:
Futures Contracts*	$1,063,832	$—	$—	$1,063,832
Total Other Financial Instruments	$1,063,832	$—	$—	$1,063,832

* The fair value of the Fund’s other financial instruments represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of December 31, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of June 30, 2025	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2025:	$—

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

No further disclosure is required due to the immaterial amount of Level 3 securities.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Funds’ average notional value of futures contracts outstanding during the six -months ended June 30, 2025, was $183,506,397 for RPAR Risk Parity ETF and $45,364,365 for UPAR Ultra Risk Parity ETF. The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair value of derivative instruments as of June 30, 2025:

RPAR Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures	Unrealized appreciation on futures contracts	$4,351,739	—	$—

UPAR Ultra Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures	Unrealized appreciation on futures contracts	$1,063,832	—	$—

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six-months ended June 30, 2025:

RPAR Risk Parity ETF:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures	Net realized and unrealized gain (loss) on futures contracts	$(8,257,540)	$11,484,808

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

UPAR Ultra Risk Parity ETF:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures	Net realized and unrealized gain (loss) on futures contracts	$(1,261,553)	$2,837,382

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle

Notes to the Financial Statements	Evoke ETFs

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for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high -quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange -imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the six-months ended June 30, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

F.	Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following tables represent derivative financial statements that are subject to enforceable netting agreements, collateral arrangements, or other similar agreements as of June 30, 2025.

RPAR Risk Parity ETF	Counterparty	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	PhillipCapital Inc.	$4,351,739	$4,351,739	$—	$—	$—	$4,351,739
Liabilities
Interest Rate Contracts - Futures	PhillipCapital Inc.	$—	$—	$—	$—	$—	$—

UPAR Ultra Risk Parity ETF	Counterparty	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	PhillipCapital Inc.	$1,063,832	$1,063,832	$—	$—	$—	$1,063,832
Liabilities
Interest Rate Contracts - Futures	PhillipCapital Inc.	$—	$—	$—	$—	$—	$—

G.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

H.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

I.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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J.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

K.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

M.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political, and regulatory developments.

B.	Borrowing Risk (UPAR Ultra Risk Parity ETF only). The Fund’s potential use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s NAV and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

C.	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell, or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

D.	Commodities Risk. The Funds’ exposure to investments in physical commodities subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters, and technological developments. Variables such as disease, drought, floods, weather, trade embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Funds in varying ways, and different factors may cause the value and the volatility of the Funds to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

E.	Credit Risk. An issuer or guarantor of debt instruments, such as the U.S. government or its agencies or instrumentalities with respect to U.S. government obligations, may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” below, for risks specific to investing in securities

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issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. The Fund’s portfolio holdings may have their credit ratings downgraded or may default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Funds’ income level or Share price.

F.	Currency Exchange Rate Risk. The Funds invest, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares of the Funds. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

G.	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

H.	Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

I.	Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.

J.	Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

K.	Equity Market Risk. The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

L.	Exchange Traded Fund (“ETF”) Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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•	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize capital gains that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

M.	Exchange Traded Vehicle (“ETV”) Risk. The Funds may invest in ETFs, Exchange Traded Notes (“ETN”), and exchange-listed trusts. Please see “ETF Risks” above, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track and which are disclosed elsewhere in the Fund’s Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Funds indirectly bear the proportionate share of any fees and expenses of the ETV in addition to the Funds’ direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

•	Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in RICs. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

•	ETN Risk. The value of an ETN may be influenced by time-to-maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Funds are unsecured debts of the issuer.

N.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

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O.	Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

P.	Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks, or international agencies, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, government regulation of the metals and materials industries, and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

Q.	Government Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

R.	Illiquid Investments Risk. The Funds may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of their investments, or because of legal or contractual restrictions on sales. The Funds could lose money if they are unable to dispose of an investment at a time or price that is most beneficial to the Funds.

S.	Interest Rate Risk. Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

T.	Leverage Risk. Using derivatives such as futures to increase a Fund’s combined long and short exposure creates leverage, which can magnify each Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on each Fund’s Share price.

U.	Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

V.	Market Capitalization Risk.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

W.	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Each Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

X.	Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.

Y.	Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in

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June 30, 2025 (Unaudited)

other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Z.	Other Investment Companies Risk. By investing in another investment company, the Funds become a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Funds will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

AA.	Real Estate Investment Trust Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

BB.	Reverse Repurchase Agreement Risk (UPAR Ultra Risk Parity ETF only). A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

CC.	Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Funds must derive at least 90% of their gross income in each taxable year from certain categories of income (“qualified income”) and must satisfy certain asset diversification requirements. Certain of each Fund’s investments may generate income that is not qualifying income. If the Funds were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Funds in computing their taxable income.

DD.	U.S. Treasury Inflation-Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Funds or applicable underlying ETF will not receive the principal until maturity. As a result, the Funds may make income distributions to shareholders that exceed the cash they receive. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

EE.	Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

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Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
RPAR Risk Parity ETF	0.50%	0.48%
UPAR Ultra Risk Parity ETF	0.65%	0.63%

The Adviser has contractually agreed to reduce its Investment Advisory Fee for the RPAR Risk Parity ETF to 0.48% until at least April 30, 2026 and agreed to reduce its Investment Advisory Fee for the UPAR Ultra Risk Parity ETF to 0.63% until at least April 30, 2026 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended June 30, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with RPAR, LLC under which RPAR, LLC assumes the obligation of the Adviser to pay all expenses of each Fund, except Excluded Expenses (such expenses of each Fund, except Excluded Expenses, considered the “Unitary Expenses”). Although RPAR, LLC has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to each Fund to pay such expenses. For assuming the payment obligations, the Adviser has agreed to pay to RPAR, LLC the profits, if any, generated by each Fund’s unitary management fee less a contractual fee retained by the Adviser. RPAR, LLC does not make investment decisions, provide investment advice, participate in the active management of each Fund, or otherwise act in the capacity of an investment adviser to each Fund.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not

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June 30, 2025 (Unaudited)

allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the accounts of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of June 30, 2025, the market value of the securities on loan and payable on collateral received for securities lending for the RPAR Risk Parity ETF were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
RPAR Risk Parity ETF	$7,056,563	$7,282,695	1.4%

As of June 30, 2025, the RPAR Risk Parity ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $ 1.00. Although risk is mitigated by the collateral, the RPAR Risk Parity ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the RPAR Risk Parity ETF bears the risk of loss associated with the investment of cash collateral received.

The cash collateral invested in the First American Government Obligations Fund is listed in the RPAR Risk Parity ETF’s Schedule of Investments. Securities lending income is disclosed in the RPAR Risk Parity ETF’s Statements of Operations.

The RPAR Risk Parity ETF is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The UPAR Ultra Risk Parity ETF did not lend securities during the six-months ended June 30, 2025.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six-months ended June 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$15,239,583	$14,238,394
UPAR Ultra Risk Parity ETF	2,379,492	1,850,924

For the six-months ended June 30, 2025, the cost of purchases and proceeds from the sales or maturities of long-term U.S. government securities were as follows:

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

Fund	Purchases	Sales
RPAR Risk Parity ETF	$30,296,190	$41,230,980
UPAR Ultra Risk Parity ETF	4,961,449	9,860,322

For the six-months ended June 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$5,038,933	$47,028,618
UPAR Ultra Risk Parity ETF	1,087,921	9,096,302

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended June 30, 2025 (estimated) were as follows:

Distributions paid from:	RPAR ETF	UPAR ETF
Ordinary Income	$6,529,448	$1,032,955
Return of Capital	1,908,847	380,960
Total Distributions Paid	$8,438,295	$1,413,915

The tax character of distributions paid during the prior fiscal year ended December 31, 2024 were as follows:

Distributions paid from:	RPAR ETF	UPAR ETF
Ordinary Income	$14,473,451	$2,451,317
Return of Capital	—	—
Total Distributions Paid	$14,473,451	$2,451,317

As of the prior fiscal year ended December 31, 2024, the components of accumulated losses on a tax basis were as follows:

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
Investments, at cost(a)	$652,349,080	$66,851,200
Gross tax unrealized appreciation	35,392,060	5,596,676
Gross tax unrealized depreciation	(164,381,817)	(11,096,911)
Net tax unrealized appreciation (depreciation)	(128,989,757)	(5,500,235)
Undistributed ordinary income (loss)	80,420	—
Undistributed long-term capital gain (loss)	—	—
Total distributable gains	80,420	—
Other accumulated gain (loss)	(269,951,940)	(8,932,518)
Total accumulated losses	$(398,861,277)	$(14,432,753)

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, end of year mark-to-market adjustments, Grantor Trust adjustments and PFIC adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of December 31, 2024, the Funds had no late-year losses. As of December 31, 2024, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
RPAR Risk Parity ETF	$117,149,012	$152,802,928
UPAR Ultra Risk Parity ETF	3,670,389	5,262,129

NOTE 9 – CREDIT FACILITY

U.S. Bank N.A. has made available to each Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended June 30, 2025 were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	1,724,000
Average daily loan outstanding, when in use	623,700

Notes to the Financial Statements	Evoke ETFs

June 30, 2025 (Unaudited)

Credit facility outstanding as of June 30, 2025	—
Average interest rate, when in use	7.50%
Interest rate terms	Prime
Interest rate as of June 30, 2025	7.50%
Expiration Date	June 24, 2026

Interest expense incurred for the six-months ended June 30, 2025 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 365-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. Each Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of a Fund’s total assets.

NOTE 10 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub -Administrator for each series of the Trust. Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 4, 2025

* Print the name and title of each signing officer under his or her signature.

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